TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Deferred tax asset
Net operating loss	[1]	¥ 122,651		$ 18,851		¥ 69,261
Depreciation and amortization		4,807		739		22,673
Property, plant and equipment impairment		17,395		2,674		16,853
Deposits for non-current assets		6,400		984		6,400
Allowance for net investment in financing lease		4,518		694		4,518
Allowance for doubtful accounts		1,004		154		1,088
Deferred revenue		1		0		1,061
Long term receivables		3,942		606		1,303
Intangible assets		795		122		795
Accrued expenses		5,434		835		980
Capital allowances		0		0		542
Others		495		76		1,321
Total deferred tax assets		167,442		25,735		126,795
less:Valuation allowance		(157,876)	[2]	(24,265)	[2]	(114,561)	[2]	$ (17,608)	¥ (40,714)
Net deferred tax assets		9,566		1,470		12,234
Deferred tax liabilities
Withholding tax for PRC entities		(50,876)		(7,819)		(42,970)
Aohua Technology transfer Tianjin Concord Medical loss		(5,632)		(866)		(5,632)
Equity investment		(8,317)		(1,278)		(5,159)
Property, plant and equipment		(2,681)		(412)		(2,456)
Disposal of JWYK/Beijing Century Friendship		(13,758)		(2,115)		(2,282)
Deferred costs		(67)		(10)		(67)
Intangible assets		(733)		(113)		(1,768)
Revenue generated from financing lease		(731)		(112)		(863)
Long-term deferred assets		(348)		(54)		(695)
Total deferred tax liabilities		(83,143)		(12,779)		(61,892)
Deferred tax assets, net	[3]	0		0		0
Deferred tax liabilities, net		¥ (73,577)		$ (11,309)		¥ (49,658)

[1]	As of December 31, 2017, the Company had net operating losses from several of its PRC and oversea entities of RMB256,842(US$38,194),which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2017 will expire in years 2018 to 2022 if not utilized.
[2]	The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.
[3]	As at December 31, 2016 and 2017, deferred tax assets, of approximately RMB7,203 and RMB (US$) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.